UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-463-6670
                                                            ------------


                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.



--------------------------------------------------------------------------------

              KALMAR
              POOLED
          INVESTMENT
               TRUST
====================

                                     [LOGO]

                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

--------------------------------------------------------------------------------
   This report has been prepared for the general information of Kalmar Pooled
     Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus.
   Investors are reminded to read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                       REPORT FROM MANAGEMENT
===================                                            DECEMBER 31, 2006
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

Looking forward at this time last year, Kalmar was expecting that a number of the influences that had retarded 2005 equity market gains would lift and allow a more rewarding performance year in 2006. In the main, the positive fundamentals we then anticipated did come through. High corporate profitability and strong earnings growth, reasonable and rising valuations, economic resilience and increasing confidence in a "soft landing," ongoing plentiful liquidity and an end to Fed interest rate hikes, plus accelerating merger and acquisition activity combined to yield the best yearly US stock market returns since 2003, though interrupted by a sharp two month early-summer correction.

Despite preponderant opinion to the contrary, Small Cap stocks also went on to produce their eighth straight outperforming year. More surprisingly in 2006, Small Value stocks again trounced Small Growth returns, for a nearly unprecedented sixth year out of seven, for the third year in a row, for three quarters out of the last four, and -- counterintuitively -- despite decelerating economic growth, already stretched valuations, and clearly weaker comparative earnings growth. While very much against the odds, it did happen. This was only slightly less surprising than that active money managers delivered one of their very worst years ever vis-a-vis the market indexes, with only a small proportion beating their benchmarks against an economic scenario that was quite "understandable," in comparison with more unknowable Big Picture twists and turns that frequently have to be navigated.

This unrelenting streak of Value stock outperformance has made it effectively impossible for Small Growth managers to exceed the Russell 2000(R) returns in the present market cycle. On top of that -- and with appropriate recognition for our top-notch long term record -- 2006 was a frustrating return year for Kalmar even though we have the best, most experienced investment team in our twenty-five year history.

---------------------------------------------------------------------------------------------
                                        4TH                                  SINCE INCEPTION*
TOTAL RETURNS (%) AS OF 12/31/2006    QUARTER   1-YEAR   3-YEAR*   5-YEAR*       (4/11/97)
---------------------------------------------------------------------------------------------
Kalmar "Growth-with-Value"
Small Cap Fund (Net of Fees)            3.84      6.17     8.03      8.60           9.90
---------------------------------------------------------------------------------------------
Russell 2000 Growth(R)                  8.77     13.35    10.51      6.93           6.13
---------------------------------------------------------------------------------------------
Russell 2000(R)                         8.90     18.37    13.56     11.39          10.23
---------------------------------------------------------------------------------------------
S&P 500(R)                              6.66     15.80    10.44      6.17           8.32
---------------------------------------------------------------------------------------------
Nasdaq Composite                        6.95      9.52     6.43      4.37           7.13

*     ANNUALIZED

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUES WILL FLUCTUATE, AND UPON REDEMPTION SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CONTACT THE INVESTMENT ADVISER AT 800-463-6670 TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END.

--------------------------------------------------------------------------------

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

The recent dominance of Small Value over Small Growth returns has been widely noted, with common agreement that a shift in Small Cap leadership is overdue based on stretched relative valuation differentials. Less well understood, however, is that the most recent four years have rewarded just the types of "growth stocks" that Kalmar's successful long term investment strategy avoids -- lower-quality, higher-beta, very small, illiquid. For a variety of reasons, including easy and cheap access to capital, declining credit spreads between Treasuries and high yield debt, and big inflows into small cap Exchange Traded Funds (ETF's), investors have been rewarded by embracing risk seemingly regardless of business quality. Evidence of this can be seen in the high valuations/high stock performance that have been awarded to businesses that are very cyclical and/or commodity based and where the growth drivers are largely outside of management control. Meanwhile, companies with ingredients that we believe make for enduring business success -- true growth strategies, unit growth business models, and sustainable competitive positioning advantages, to name a few -- have not been similarly rewarded for these superior qualities. In a nutshell, we believe this explains why our four-year record relative to the Russell 2000 Growth(R) index is less than we would like or normally expect to achieve. Managers who conduct rigorous independent research and maintain their productive philosophies and valuable investment disciplines are the very ones that successfully overcome such periods of being "out of sync" with market psychology. You can be assured Kalmar will continue to stay true to these essentials.

PERFORMANCE INFLUENCES IN 2006.

Since we provided detailed portfolio commentary chronologically throughout 2006, this letter will touch on performance influences for the Fourth Quarter, with summary treatment of the year as a whole.

The Russell 2000(R) and the Russell 2500(R) just completed their fourth straight year of positive returns. Within 2006 effectively all gains came in the First and Fourth Quarters. Both these quarters were characterized by very broad, low quality rallies. In the Fourth Quarter, for instance, it was the very smallest market caps, the very cheapest and slowest growth companies, low-ROE quality, single-digit, and highest-beta stocks that led returns. Generally speaking, the faster the expected growth rate and the larger the market cap, the worse the stock did. Because of similar effects in the First Quarter also, these influences so conditioned the year as a whole that it was nearly impossible for quality-oriented, legitimate-growth-company managers like Kalmar to beat their benchmarks.

Ironically, in a sequentially slowing economy as experienced through the course of 2006, such an illogical outcome would have been unlikely, except for two overlapping mechanical influences at work last year -- namely, large inflows during First and Fourth Quarters into Russell ETF's and significant redemptions from Small Cap Growth mutual funds. On the one hand, such redemptions generally need to be met by the sale of larger, more liquid portfolio positions; and on the other hand, ETF inflows indiscriminately boost the smallest, most illiquid, often-lowest-quality index constituents. Together these produced a temporary "double negative" that overcame an otherwise sensible investment strategy for a slowing economy as well as created impediments to institutional manager outperformance.

Apart from several rapid rotational leadership whipsaws that caught high-turnover managers off balance or -- in Kalmar's case -- left genuine growth company ownership-oriented managers seemingly "out of sync," there were also unusual sectoral influences at work in 2006. These help to explain why otherwise skillful Growth managers

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

underperformed. Consider that the normally defensive Consumer Staples, REIT's, Utilities, and Materials & Processing sectors led returns in a strongly positive market year. And that normally offensive, unit growth sectors such as Technology and HealthCare produced the worst returns. Consider also that without a full weighting in Financial Services -- mostly comprised of undistinguished small banks and other interest rate sensitive entities which wouldn't meet a real Growth manager's investment criteria -- outperforming the Russell 2000 Growth(R) or the Russell 2000(R) itself would have been all but impossible in 2006.

THE KALMAR FUND'S 2006 SECTORAL ATTRIBUTION. (REMEMBER KALMAR INVESTS BOTTOM-UP, NOT TOP-DOWN SECTORALLY.)

In contrast to the above, both in the Fourth Quarter and for the Full Year, the Kalmar Fund for growth-seeking reasons had no exposure whatsoever to REIT's and Utilities, was heavily underweight Financial Services, and was somewhat underweight Materials & Processing -- though in the latter two cases our specific holdings gained handsomely more than the index sector names on a Full Year basis, but not enough to offset the underweights. Unlike the commodity-driven, cyclical Materials & Processing and Consumer Durables stocks that sharply elevated index returns in the First Quarter, the Fund's value-added growth companies in these sectors contributed later in the year, though not in the Fourth Quarter. That we were overweight Technology was a 2006 handicap as well.

The Fund's largest relative sectoral detracting influence for the Fourth Quarter and Full Year came in our Consumer Discretionary exposure. Here we were substantially overweight, though many of our specific holdings would more accurately be judged "business service companies," not Consumer per se. Two negative factors were at work here: One, mild energy price related revenue pressure and pronounced market psychology pressure on our stocks -- having little to do with intermediate to longer term company success and earnings growth prospects; and two, a few company specific operating issues in longer-held larger positions. Examples of the former that temporarily hurt performance but where future company growth and profitability is undiminished would be Coldwater Creek(1), Tractor Supply(2), Carter's(3), and BJ's Restaurants(4), all of which we still hold with conviction. Examples of the latter where we were snake-bit by company problems were Maximus(5), Getty Images(6), and Red Robin Gourmet Burgers(7), which we have sold in keeping with our fundamental sell discipline. Taken as a group, Kalmar's Consumer Discretionary companies -- while hurting short term relative performance in 2006 -- should go on to offer very handsome longer term return for shareholders.

RECENT BEST AND WORST PERFORMERS, PORTFOLIO ACTIVITY.

As is usually the case with Kalmar's well diversified portfolios, our recent best and worst performers came from a wide range of sectors. Albemarle Corporation(8), Ceridian(9), and DeVry(10) had the biggest positive impact. Albemarle is an example of the high value-added, legitimate-growth Materials & Processing company that we seek to own as discussed earlier -- being a technology leader in the secular growth fields of fire retardant chemicals and refinery catalysts -- as contrasted to unproprietary commodity plays. Cooper Companies(11), Coldwater Creek and Red Robin Gourmet Burgers had the biggest individual negative impacts in the Fourth Quarter. Red Robin and Cooper Companies have been sold; and Coldwater Creek -- though executing its specialty retail growth business plan well -- is down mostly on negative primarily consumer psychology and is being held.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

We initiated seven new portfolio positions for the Fund in the Fourth Quarter. Examples include: SunOpta(12) ($500 million market cap), a beneficiary of the organic food trend which is undergoing mass adoption; and TALX Corporation(13) ($850 million market cap), a rapidly growing business process outsourcing company that enables the streamlining of human resource administrative workloads.

In addition to these new purchases, we beefed up four positions as our confidence in their continued business success strengthened. We realized partial "peel-the-onion" profit harvests or made partial defensive sales in eight stocks and sold nine holdings outright. One notable sale was Michaels Stores(14), which we originally bought for the Fund in January 2000, took successful onion-peel harvests from several times, and ultimately sold into a private equity takeover at seven times our original purchase price.

INVESTMENT OUTLOOK: ANOTHER REWARDING YEAR IN 2007, BUT WITH GREATER VOLATILITY.

The great gusher of worldwide liquidity boosted 2006 returns across most markets and asset classes; importantly, this plentiful liquidity persists. Prospects for a US economic "soft landing" continue to improve. A sturdy, sustainable worldwide economic environment, and earnings growth that could be better than expected with US economic growth rebounding in later 2007, should enable our equity markets to enjoy another rewarding year. Coming off reasonable valuation levels, even the mild interest rate increases and normalizing yield curve we expect could allow some market multiple expansion. With market forecasters universally bullish, an increase in volatility and a good scare or two should be expected.

In that regard, our sense is that inflation may pick up modestly and, in combination with solid economic prospects, will prevent the Fed's widely anticipated Spring rate cuts from happening. Real interest rates, however, should stay stimulative. Given that Mega Cap company future growth still appears to be overestimated by investors, Small Cap stocks may surprise yet again with another very competitive return year in 2007. Oil and other industrial commodity prices, while correcting presently, will be maintained in a high range.

The preconditions for major US stock market problems do not appear to exist -- except for generalized complacency and excesses in the hedge fund and private equity arena. The liquidity gusher will at some point, however, lead to enough excesses to create an accident. Meanwhile, let us all hope that geopolitical events do not turn the tables on what otherwise appears to be a rewarding outlook.

2006 CAPITAL GAINS DISTRIBUTION.

Given its positive return last year, the Kalmar Fund did have a capital gain distribution on December 29, 2006. This distribution was $0.745 per share and notably was 100% "long term" in nature, besides being quite small in proportion to the Fund's net asset value per share. This tax efficient outcome is a consequence both of Kalmar's consciously longer term investment strategy which results in relatively low portfolio turnover compared to many funds, particularly Small Cap Growth funds, as well as the sensible tax loss harvesting strategy we have followed since the Fund's inception. Given the much lower capital gain tax rates that apply to "long term" gains, this is a benefit to shareholders.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

ORGANIZATIONAL DEVELOPMENTS.

As mentioned at the outset of this letter, we are proud to say that Kalmar has the deepest and most talented investment team in our twenty-five year successful history. Likewise this team is supported by the best trading, client services, administrative and compliance groups we have ever been backed up by. Kalmar is a stable, motivated organization that had no departures in 2006 and added yet a tenth able analyst in the late Fall to complement our insightful original research. Most importantly, we have the Commitment, Focus, Resources, and Experience in the right combination to successfully recover our 2006 performance shortfall and to deliver on our shareholders' -- and our own -- high expectations for the future.

This brings our best wishes for a healthy and prosperous 2007. We are hard at work on your behalf.

Yours faithfully,

/s/ Ford B. Draper

Ford B. Draper, Jr., President
KALMAR INVESTMENT ADVISERS

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

THE INDICES MENTIONED HEREIN ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THESE INDICES ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CALL 800-282-2319 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

    Distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia,
                                    PA 19406.

As of December 31, 2006:

 (1)  Coldwater Creek (1.8% OF THE KALMAR FUND'S ASSETS)

 (2)  Tractor Supply Company (1.1% OF THE KALMAR FUND'S ASSETS)

 (3)  Carter's Inc. (.9% OF THE KALMAR FUND'S ASSETS)

 (4)  BJ's Restaurants (.5% OF THE KALMAR FUND'S ASSETS)

 (5)  Maximus (0% OF THE KALMAR FUND'S ASSETS)

 (6)  Getty Images (0% OF THE KALMAR FUND'S ASSETS)

 (7)  Red Robin Gourmet Burgers (.9% OF THE KALMAR FUND'S ASSETS)

 (8)  Albemarle Corporation (2.7% OF THE KALMAR FUND'S ASSETS)

 (9)  Ceridian Corp. (1.6% OF THE KALMAR FUND'S ASSETS)

(10)  DeVry Inc. (1.2% OF THE KALMAR FUND'S ASSETS)

(11)  Cooper Companies (0% OF THE KALMAR FUND'S ASSETS)

(12)  SunOpta Inc. (.4% OF THE KALMAR FUND'S ASSETS)

(13)  TALX Corporation (.6% OF THE KALMAR FUND'S ASSETS)

(14)  Michaels Stores (0% OF THE KALMAR FUND'S ASSETS)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONCLUDED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

 KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS. THE RUSSELL 2000 GROWTH(R) INDEX, THE RUSSELL 2000(R) INDEX AND THE
                       LIPPER SMALL CAP GROWTH FUND INDEX

                              [LINE GRAPH OMITTED]

                                                                 Lipper
             Kalmar Small                      Russell 2000      Small Cap
             Cap Fund        Russell 2000      Growth            Growth

 4/11/97     10000           10000             10000             10000
             12040           11530             11655             11756
             14880           13246             13627             13728
12/31/97     14635           12802             12511             12562
             15746           14090             13997             13981
             14891           13433             13193             13470
             11825           10727             10243             10256
12/31/98     13513           12476             12664             12683
             11750           11799             12452             12270
             13513           13634             14288             14019
             12787           12772             13585             14273
12/31/99     14324           15128             18122             20440
             16247           16200             19804             24100
             17176           15587             18344             22810
             17689           15760             17615             22450
12/31/00     16573           14671             14057             18754
             14500           13717             11920             15215
             16701           15677             14062             17751
             13451           12417             10114             13308
12/31/01     16573           15036             12760             16322
             16766           15635             12510             15034
             15883           14329             10546             13917
             12993           11262              8277             11202
12/31/02     13835           11956              8898             11813
             13387           11419              8553             11372
             15883           14094             10619             14028
             17483           15373             11730             15251
12/31/03     19859           17606             13218             17102
             20732           18708             13956             17712
             21081           18796             13969             17688
             19672           18259             13129             16496
12/31/04     22403           20833             15109             18948
             21544           19720             14078             17966
             22126           20572             14568             18718
             23304           21537             15488             19624
12/31/05     23580           21781             15737             19959
             26134           24817             17297             22397
             24051           23570             16692             20899
             24108           23674             16399             20420
12/31/06     25035           25782             17837             22085

------------------------------------------------------------------
                 AVERAGE ANNUAL RETURNS AS OF 12/31/06
                 ------------------------------------
                                                   SINCE INCEPTION*
                          1 YEAR       5 YEARS       (4/11/97)
                          ------       -------    ----------------
Kalmar Small Cap Fund      6.17%        8.60%           9.90%
Russell 2000 Growth(R)    13.35%        6.93%           6.13%
Russell 2000(R)           18.37%       11.39%          10.23%
Lipper Small Cap Growth   10.65%        7.47%           8.48%
------------------------------------------------------------------


*     The Fund commenced operations on April 11, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800-463-6670. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The Russell 2000 Growth(R) and the Russell 2000(R) indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FUND EXPENSE EXAMPLE
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire year ended December 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Year Ended December 31, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                         KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                           ---------------------------------------------------------------------
                                                                                            EXPENSES PAID DURING
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE     SIX MONTHS ENDING
                                                 JULY 1, 2006          DECEMBER 31, 2006     DECEMBER 31, 2006*
                                           -----------------------   --------------------   --------------------
Actual                                           $ 1,000.00               $ 1,040.90               $ 6.79
Hypothetical (5% return before expenses)         $ 1,000.00               $ 1,018.47               $ 6.74

* Expenses are equal to the Fund's annualized expense ratio of 1.32% multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.09% for the six-month period of July 1, 2006 to December 31, 2006.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                             PORTFOLIO HOLDINGS SUMMARY TABLE
===================                                            DECEMBER 31, 2006
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                           % OF
                                                            NET
                                                          ASSETS       VALUE
                                                          ------   -------------
Common Stock:
   Commercial Services ................................     16.8%  $  73,206,318
   Electronic Technology ..............................     16.2      70,363,012
   Energy .............................................     10.4      45,215,183
   Healthcare .........................................     10.1      43,822,655
   Technology Services ................................     10.0      43,688,424
   Retail Trade .......................................      7.5      32,410,427
   Consumer Services ..................................      6.0      26,287,363
   Materials & Processing .............................      4.7      20,488,037
   Finance ............................................      4.5      19,587,040
   Consumer Non-Durables ..............................      3.2      13,801,047
   Producer Manufacturing .............................      2.5      10,917,815
   Transportation .....................................      2.0       8,641,643
   Communications .....................................      0.8       3,664,835
   Money Market Securities ............................      4.7      20,532,286
                                                          ------   -------------
   Total Investments ..................................     99.4     432,626,085
   Other Assets & Liabilities, Net ....................      0.6       2,544,817
                                                          ------   -------------
NET ASSETS -- 100.0% ..................................    100.0%  $ 435,170,902
                                                          ======   =============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST                                     SCHEDULE OF INVESTMENTS
====================                                           DECEMBER 31, 2006
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       VALUE
                                                         SHARES       (NOTE 2)
                                                       ----------   -----------
COMMON STOCK -- 94.7%

COMMERCIAL SERVICES -- 16.8%
   ADVERTISING/MARKETING SERVICES -- 1.7%
   aQuantive, Inc.* ................................      102,125   $ 2,518,403
   ValueClick, Inc.* ...............................      214,610     5,071,234
                                                                    -----------
                                                                      7,589,637
                                                                    -----------
   ENGINEERING/CONSTRUCTION -- 1.8%
   Chicago Bridge & Iron Co. N.V. ..................      281,930     7,707,966
                                                                    -----------
   ENVIRONMENTAL SERVICES -- 1.1%
   Tetra Tech, Inc.* ...............................      261,700     4,734,153
                                                                    -----------
   FOOD DISTRIBUTORS -- 1.4%
   Performance Food Group Co.* .....................      224,575     6,207,253
                                                                    -----------
   MEDICAL DISTRIBUTORS -- 1.9%
   PSS World Medical, Inc.* ........................      413,850     8,082,490
                                                                    -----------
   MISCELLANEOUS COMMERCIAL SERVICES -- 5.6%
   Concur Technologies, Inc.* ......................      158,710     2,545,709
   Corrections Corporation of America* .............      213,487     9,656,017
   CoStar Group, Inc.* .............................       24,850     1,330,966
   Laureate Education, Inc.* .......................      151,275     7,356,503
   Navigant Consulting, Inc.* ......................      185,500     3,665,480
                                                                    -----------
                                                                     24,554,675
                                                                    -----------
   PERSONNEL SERVICES -- 1.1%
   MPS Group, Inc.* ................................      341,960     4,848,993
                                                                    -----------
   WHOLESALE DISTRIBUTOR -- 2.2%
   MSC Industrial Direct Co., Inc. (A Shares) ......      242,175     9,481,151
                                                                    -----------
   TOTAL COMMERCIAL SERVICES .......................                 73,206,318
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST                        SCHEDULE OF INVESTMENTS -- CONTINUED
====================                                           DECEMBER 31, 2006
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       VALUE
                                                         SHARES       (NOTE 2)
                                                       ----------   -----------
COMMUNICATIONS -- 0.8%
   SPECIALTY COMMUNICATIONS -- 0.8%
   Cbeyond Communications, Inc.* ...................      119,805   $ 3,664,835
                                                                    -----------
   TOTAL COMMUNICATIONS ............................                  3,664,835
                                                                    -----------
CONSUMER NON-DURABLES -- 3.2%
   APPAREL/FOOTWEAR -- 0.9%
   Carter's, Inc.* .................................      146,350     3,731,925
                                                                    -----------
   BEVERAGES -- 1.0%
   Central European Distribution Corp.* ............      150,675     4,475,047
                                                                    -----------
   FOOD: SPECIALTY/CANDY -- 0.4%
   SunOpta, Inc. ...................................      206,470     1,816,936
                                                                    -----------
   HOUSEHOLD/PERSONAL CARE -- 0.9%
   Elizabeth Arden, Inc.* ..........................      198,275     3,777,139
                                                                    -----------
   TOTAL CONSUMER NON-DURABLES .....................                 13,801,047
                                                                    -----------
CONSUMER SERVICES -- 6.0%
   CASINOS/GAMING -- 0.7%
   Penn National Gaming, Inc.* .....................       78,200     3,254,684
                                                                    -----------
   OTHER CONSUMER SERVICES -- 2.9%
   Capella Education Co.* ..........................        2,500        60,625
   DeVry, Inc. .....................................      190,925     5,345,900
   Life Time Fitness, Inc.* ........................      147,745     7,167,110
                                                                    -----------
                                                                     12,573,635
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST                        SCHEDULE OF INVESTMENTS -- CONTINUED
====================                                           DECEMBER 31, 2006
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       VALUE
                                                         SHARES       (NOTE 2)
                                                       ----------   -----------
   RESTAURANTS -- 2.4%
   BJ's Restaurants, Inc.* .........................      111,725   $ 2,257,962
   Red Robin Gourmet Burgers, Inc.* ................      109,950     3,941,708
   Ruby Tuesday, Inc. ..............................      155,225     4,259,374
                                                                    -----------
                                                                     10,459,044
                                                                    -----------
   TOTAL CONSUMER SERVICES .........................                 26,287,363
                                                                    -----------
ELECTRONIC TECHNOLOGY -- 16.2%
   AEROSPACE & DEFENSE -- 1.0%
   Aeroflex, Inc.* .................................      378,750     4,438,950
                                                                    -----------
   COMPUTER COMMUNICATIONS -- 2.6%
   Avocent Corp.* ..................................      329,011    11,137,022
                                                                    -----------
   ELECTRONIC COMPONENTS -- 1.4%
   Benchmark Electronics, Inc.* ....................      245,775     5,987,079
   RadiSys Corp.* ..................................       10,000       166,700
                                                                    -----------
                                                                      6,153,779
                                                                    -----------
   ELECTRONIC EQUIPMENT/INSTRUMENTS -- 0.5%
   Intermec, Inc.* .................................       90,900     2,206,143
                                                                    -----------
   ELECTRONIC PRODUCTION EQUIPMENT -- 4.5%
   ATMI, Inc.* .....................................      260,750     7,960,697
   FEI Co.* ........................................      174,750     4,608,158
   Tessera Technologies, Inc.* .....................      172,575     6,961,675
                                                                    -----------
                                                                     19,530,530
                                                                    -----------
   SEMICONDUCTORS -- 1.4%
   Diodes, Inc.* ...................................       65,650     2,329,262
   International Rectifier Corp.* ..................      102,150     3,935,840
                                                                    -----------
                                                                      6,265,102
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST                        SCHEDULE OF INVESTMENTS -- CONTINUED
====================                                           DECEMBER 31, 2006
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       VALUE
                                                         SHARES       (NOTE 2)
                                                       ----------   -----------
   TELECOMMUNICATIONS EQUIPMENT -- 4.8%
   NICE-Systems Ltd. ADR*+ .........................      142,010   $ 4,371,068
   Occam Networks, Inc. ............................      142,110     2,344,815
   Polycom, Inc.* ..................................      241,845     7,475,429
   Symmetricom, Inc.* ..............................      264,000     2,354,880
   Tekelec* ........................................      275,475     4,085,294
                                                                    -----------
                                                                     20,631,486
                                                                    -----------
   TOTAL ELECTRONIC TECHNOLOGY .....................                 70,363,012
                                                                    -----------
ENERGY -- 10.4%
   CONTRACT DRILLING -- 1.3%
   Atwood Oceanics, Inc.* ..........................       89,400     4,377,918
   Union Drilling, Inc.* ...........................       89,850     1,265,088
                                                                    -----------
                                                                      5,643,006
                                                                    -----------
   OIL & GAS PRODUCTION -- 7.7%
   Delta Petroleum Corp.* ..........................      241,945     5,603,446
   Duvernay Oil Corp. (Canadian)* ..................       73,650     2,185,387
   GMX Resources, Inc.* ............................      111,520     3,958,960
   Niko Resources, Ltd. (Canadian) .................       96,325     6,904,243
   Parallel Petroleum Corp.* .......................      394,840     6,937,339
   Ultra Petroleum Corp.* ..........................      169,875     8,111,531
                                                                    -----------
                                                                     33,700,906
                                                                    -----------
   OILFIELD SERVICES/EQUIPMENT -- 1.4%
   Core Laboratories N.V.* .........................       55,205     4,471,605
   Superior Well Services, Inc.* ...................       54,760     1,399,666
                                                                    -----------
                                                                      5,871,271
                                                                    -----------
   TOTAL ENERGY ....................................                 45,215,183
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST                        SCHEDULE OF INVESTMENTS -- CONTINUED
====================                                           DECEMBER 31, 2006
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       VALUE
                                                         SHARES       (NOTE 2)
                                                       ----------   -----------
FINANCE -- 4.5%
   FINANCE/RENTAL/LEASING -- 2.5%
   Aaron Rents, Inc. ...............................      125,875   $ 3,622,683
   Mobile Mini, Inc.* ..............................      267,050     7,194,327
                                                                    -----------
                                                                     10,817,010
                                                                    -----------
   INSURANCE BROKERS/SERVICES -- 1.6%
   ChoicePoint, Inc.* ..............................      107,441     4,231,027
   Hub International, Ltd. .........................       88,050     2,763,889
                                                                    -----------
                                                                      6,994,916
                                                                    -----------
   REGIONAL BANKS -- 0.4%
   Boston Private Financial Holdings, Inc. .........       62,925     1,775,114
                                                                    -----------
   TOTAL FINANCE ...................................                 19,587,040
                                                                    -----------
HEALTHCARE -- 10.1%
   HOSPITAL/NURSING MANAGEMENT -- 1.4%
   United Surgical Partners International, Inc.* ...      210,495     5,967,533
                                                                    -----------
   MEDICAL SPECIALTIES -- 6.4%
   Analogic Corp. ..................................       92,750     5,206,985
   Arrow International, Inc. .......................      106,970     3,784,599
   ResMed, Inc.* ...................................      144,380     7,106,384
   Respironics, Inc.* ..............................      214,575     8,100,206
   SonoSite, Inc.* .................................      116,150     3,592,519
                                                                    -----------
                                                                     27,790,693
                                                                    -----------
   SERVICES TO THE HEALTH INDUSTRY -- 2.3%
   Covance, Inc.* ..................................      115,405     6,798,509
   Emageon, Inc.* ..................................      212,625     3,265,920
                                                                    -----------
                                                                     10,064,429
                                                                    -----------
   TOTAL HEALTHCARE ................................                 43,822,655
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST                        SCHEDULE OF INVESTMENTS -- CONTINUED
====================                                           DECEMBER 31, 2006
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       VALUE
                                                         SHARES       (NOTE 2)
                                                       ----------   -----------
MATERIALS & PROCESSING -- 4.7%
   CHEMICALS: AGRICULTURAL -- 0.6%
   American Vanguard Corp. .........................      158,266   $ 2,516,429
                                                                    -----------
   CHEMICALS: SPECIALTY -- 2.7%
   Albemarle Corp. .................................      163,100    11,710,580
                                                                    -----------
   INDUSTRIAL SPECIALTIES -- 1.4%
   Rogers Corp.* ...................................      105,850     6,261,028
                                                                    -----------
   TOTAL MATERIALS & PROCESSING ....................                 20,488,037
                                                                    -----------
PRODUCER MANUFACTURING -- 2.5%
   BUILDING PRODUCTS -- 0.6%
   NCI Building Systems, Inc.* .....................       53,350     2,760,863
                                                                    -----------
   INDUSTRIAL MACHINERY -- 1.1%
   Actuant Corp. (A Shares) ........................       99,398     4,736,315
                                                                    -----------
   MISCELLANEOUS MANUFACTURING -- 0.8%
   Carlisle Cos., Inc. .............................       43,575     3,420,637
                                                                    -----------
   TOTAL PRODUCER MANUFACTURING ....................                 10,917,815
                                                                    -----------
RETAIL TRADE -- 7.5%
   CATALOG/SPECIALTY DISTRIBUTION -- 3.4%
   Coldwater Creek, Inc.* ..........................      324,582     7,958,751
   Insight Enterprises, Inc.* ......................      352,242     6,646,806
                                                                    -----------
                                                                     14,605,557
                                                                    -----------
   DISCOUNT STORES -- 0.4%
   Fred's, Inc. ....................................      140,506     1,691,692
                                                                    -----------
   INTERNET RETAIL -- 1.6%
   1-800-FLOWERS.COM, Inc. (A Shares)* .............      149,100       918,456
   GameStop Corp. (A Shares)* ......................      109,000     6,006,990
                                                                    -----------
                                                                      6,925,446
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST                        SCHEDULE OF INVESTMENTS -- CONTINUED
====================                                           DECEMBER 31, 2006
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                       VALUE
                                                         SHARES       (NOTE 2)
                                                       ----------   -----------
   SPECIALTY STORES -- 2.1%
   O'Reilly Automotive, Inc.* ......................      106,150   $ 3,403,169
   Susser Holdings Corp. ...........................       68,070     1,225,260
   Tractor Supply Co.* .............................      101,975     4,559,303
                                                                    -----------
                                                                      9,187,732
                                                                    -----------
   TOTAL RETAIL TRADE                                                32,410,427
                                                                    -----------
TECHNOLOGY SERVICES -- 10.0%
   DATA PROCESSING SERVICES -- 4.1%
   Acxiom Corp. ....................................      153,195     3,929,452
   Alliance Data Systems Corp.* ....................      112,575     7,032,560
   Ceridian Corp.* .................................      247,350     6,920,853
                                                                    -----------
                                                                     17,882,865
                                                                    -----------
   INFORMATION TECHNOLOGY SERVICES -- 2.0%
   Mantech International Corp. (A Shares)* .........       61,250     2,255,838
   NCI, Inc. (A Shares)* ...........................      135,400     2,070,266
   SI International, Inc.* .........................      104,375     3,383,837
   SRA International, Inc. (A Shares)* .............       36,530       976,812
                                                                    -----------
                                                                      8,686,753
                                                                    -----------
   INTERNET SOFTWARE/SERVICES -- 3.5%
   Internap Network Services Corp. .................      144,880     2,878,766
   Online Resources Corp.* .........................      138,000     1,408,980
   Progress Software Corp.* ........................      176,000     4,915,680
   RightNow Technologies, Inc.* ....................      220,415     3,795,546
   TALX Corp. ......................................       87,850     2,411,483
                                                                    -----------
                                                                     15,410,455
                                                                    -----------
   PACKAGED SOFTWARE -- 0.4%
   OPNET Technologies, Inc.* .......................      118,225     1,708,351
                                                                    -----------
   TOTAL TECHNOLOGY SERVICES .......................                 43,688,424
                                                                    -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

              KALMAR
              POOLED
          INVESTMENT
               TRUST                        SCHEDULE OF INVESTMENTS -- CONCLUDED
====================                                           DECEMBER 31, 2006
 "GROWTH-WITH-VALUE"
     SMALL CAP FUND
                                                                       VALUE
                                                         SHARES      (NOTE 2)
                                                       ----------  ------------
TRANSPORTATION -- 2.0%
   AIR FREIGHT/COURIERS -- 1.0%
   UTI Worldwide, Inc. .............................      148,200  $  4,431,180
                                                                   ------------
   MARINE SHIPPING -- 1.0%
   Tidewater, Inc. .................................       87,065     4,210,463
                                                                   ------------
   TOTAL TRANSPORTATION ............................                  8,641,643
                                                                   ------------
   TOTAL COMMON STOCK (COST $273,142,697) ..........                412,093,799
                                                                   ------------

MONEY MARKET SECURITIES -- 4.7%
MONEY MARKET FUNDS -- 4.7%
   BlackRock Liquidity Funds TempCash Portfolio ....   10,266,143    10,266,143
   BlackRock Liquidity Funds TempFund Portfolio ....   10,266,143    10,266,143
                                                                   ------------
   TOTAL MONEY MARKET SECURITIES
     (COST $20,532,286) ............................                 20,532,286
                                                                   ------------
   TOTAL INVESTMENTS (COST $293,674,983) -- 99.4% ..                432,626,085

   OTHER ASSETS & LIABILITIES, NET -- 0.6% .........                  2,544,817
                                                                   ------------
   NET ASSETS -- 100.0% ............................               $435,170,902
                                                                   ============

*     Non-income producing security

+     ADR - American Depository Receipt

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                                   AS OF
                                                                                            DECEMBER 31, 2006
                                                                                            -----------------
ASSETS:
Investment in securities, at value
   (Cost $293,674,983) ..................................................................     $ 432,626,085
Receivables for:
   Capital shares subscribed ............................................................         1,078,534
   Investment securities sold ...........................................................         2,705,947
   Dividends ............................................................................           131,648
Other assets ............................................................................            51,833
                                                                                              -------------
   Total Assets .........................................................................       436,594,047
                                                                                              -------------
LIABILITIES:
Payables for:
   Capital shares redeemed ..............................................................           825,530
   Advisory fee .........................................................................           376,210
   Trustees fees ........................................................................            54,429
   Accrued expenses .....................................................................           166,976
                                                                                              -------------
   Total Liabilities ....................................................................         1,423,145
                                                                                              -------------
NET ASSETS ..............................................................................     $ 435,170,902
                                                                                              =============
NET ASSETS CONSISTED OF:
Shares of beneficial interest ...........................................................     $     258,888
Additional paid-in capital ..............................................................       295,960,900
Accumulated net realized gain on investments and foreign currency related transactions ..                12
Net unrealized appreciation on investments and foreign currency related transactions ....       138,951,102
                                                                                              -------------
NET ASSETS FOR 25,888,779 SHARES OUTSTANDING ............................................     $ 435,170,902
                                                                                              =============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($435,170,902 / 25,888,779 outstanding shares of beneficial interest,
   $0.01 par value, unlimited authorized shares) ........................................     $       16.81
                                                                                              =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                                 FOR THE
                                                                                               YEAR ENDED
                                                                                            DECEMBER 31, 2006
                                                                                            -----------------
INVESTMENT INCOME:
   Dividends (net of $9,276 foreign taxes withheld) .....................................     $   1,886,664
                                                                                              -------------
      Total income ......................................................................         1,886,664
                                                                                              -------------
EXPENSES:
   Advisory fees (Note 4) ...............................................................         4,496,606
   Accounting and administration fees (Note 4) ..........................................           492,325
   Transfer agent fees (Note 4) .........................................................           437,407
   Legal fees ...........................................................................           102,298
   Trustees' fees .......................................................................            99,876
   Compliance service fees ..............................................................            80,710
   Printing & shareholder report fees ...................................................            76,233
   Registration fees ....................................................................            41,839
   Custodian fees (Note 4) ..............................................................            37,339
   Audit fees ...........................................................................            34,259
   Miscellaneous ........................................................................            29,071
                                                                                              -------------
      Total expenses ....................................................................         5,927,963
                                                                                              -------------
NET INVESTMENT LOSS .....................................................................        (4,041,299)
                                                                                              -------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
   Net realized gain from investments and foreign currency related transactions ........         18,592,522
   Net change in unrealized appreciation on investments and foreign currency
      related transactions .............................................................          9,896,692
                                                                                              -------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS ................................................................         28,489,214
                                                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................     $  24,447,915
                                                                                              =============

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENTS OF CHANGES IN NET ASSETS
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                     FOR THE             FOR THE
                                                                    YEAR ENDED          YEAR ENDED
                                                                DECEMBER 31, 2006   DECEMBER 31, 2005
                                                                -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ......................................     $  (4,041,299)      $  (3,071,360)
   Net realized gain from investments and foreign currency
      related transactions ..................................        18,592,522          12,019,531
   Net change in unrealized appreciation on investments and
      foreign currency related transactions .................         9,896,692          12,787,219
                                                                  -------------       -------------
      Net increase in net assets resulting from operations ..        24,447,915          21,735,390
                                                                  -------------       -------------
DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains .......................................       (18,586,328)        (12,016,373)
                                                                  -------------       -------------
SHARE TRANSACTIONS (A):
   Proceeds from shares sold ................................        95,379,053         105,405,994
   Proceeds from shares reinvested ..........................        15,830,110          10,419,158
   Cost of shares redeemed ..................................      (105,237,654)        (76,139,633)
                                                                  -------------       -------------
      Net increase in net assets from share
         transactions .......................................         5,971,509          39,685,519
                                                                  -------------       -------------
TOTAL INCREASE IN NET ASSETS ................................        11,833,096          49,404,536
NET ASSETS:
   Beginning of year ........................................       423,337,806         373,933,270
                                                                  -------------       -------------
   End of year ..............................................     $ 435,170,902       $ 423,337,806
                                                                  =============       =============

(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ..............................................         5,483,586           6,556,644
   Shares reinvested ........................................           934,481             627,660
   Shares redeemed ..........................................        (6,136,515)         (4,697,597)
                                                                  -------------       -------------
   Net increase in shares ...................................           281,552           2,486,707
   Shares outstanding - Beginning of year ...................        25,607,227          23,120,520
                                                                  -------------       -------------
   Shares outstanding - End of year .........................        25,888,779          25,607,227
                                                                  =============       =============

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                                     --------------------------------------------------------------
                                                        2006         2005         2004          2003        2002
                                                     ---------    ---------    ----------    ---------    ---------
Net asset value at beginning
   of year .......................................   $   16.53    $   16.17    $    14.80    $   10.81    $   12.95
                                                     ---------    ---------    ----------    ---------    ---------
INVESTMENT OPERATIONS
Net investment loss ..............................       (0.16)       (0.12)        (0.12)       (0.13)       (0.12)

Net realized and
   unrealized gain (loss) on
   investments ...................................        1.19         0.97          2.02         4.84        (2.02)
                                                     ---------    ---------    ----------    ---------    ---------
      Total from investment
         operations ..............................        1.03         0.85          1.90         4.71        (2.14)
                                                     ---------    ---------    ----------    ---------    ---------
DISTRIBUTIONS
From net realized gain on
   investments ...................................       (0.75)       (0.49)        (0.53)       (0.72)          --
                                                     ---------    ---------    ----------    ---------    ---------
Total distributions ..............................       (0.75)       (0.49)        (0.53)       (0.72)          --
                                                     ---------    ---------    ----------    ---------    ---------
Net asset value at end of
   year ..........................................   $   16.81    $   16.53    $    16.17    $   14.80    $   10.81
                                                     =========    =========    ==========    =========    =========
Total return .....................................       6.17%        5.26%        12.81%       43.54%     (16.53)%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................       1.32%        1.29%         1.27%        1.26%        1.23%
Net investment loss to average
   net assets ....................................     (0.90)%      (0.79)%       (0.90)%      (1.03)%      (1.03)%
Portfolio turnover rate ..........................      30.81%       29.51%        23.05%       46.07%       40.50%
Net assets at end of year
   (000's omitted) ...............................   $ 435,171    $ 423,338    $  373,933    $ 270,161    $ 170,059

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                NOTES TO FINANCIAL STATEMENTS
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. ORGANIZATION. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2. SIGNIFICANT   ACCOUNTING   POLICIES.  The  following  is  a  summary  of  the
significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

At December 31, 2006, the tax cost and related gross unrealized appreciation and depreciation were as follows:

   Cost of investments for tax  purposes .................   $ 293,674,983
                                                             -------------
   Gross tax unrealized appreciation .....................   $ 141,560,813
   Gross tax unrealized depreciation .....................      (2,609,711)
                                                             -------------
   Net tax unrealized appreciation on investments ........   $ 138,951,102
                                                             =============

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the year ended December 31, 2006, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

         Purchases .............................   $ 131,717,635
         Sales .................................     134,670,079

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs the Adviser as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the year ended December 31, 2006, Investment Advisory fees were $4,496,606.

Effective November 7, 2006, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc., serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an affiliate of PFPC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                          DECEMBER 31, 2006   DECEMBER 31, 2005
                                          -----------------   -----------------
       Distributions paid from:
       Ordinary income .................    $         --        $          --
       Long-term capital gain ..........      18,586,328           12,016,373
                                            ------------        -------------
                                            $ 18,586,328        $  12,016,373
                                            ============        =============

6. RECLASSIFICATION IN THE CAPITAL ACCOUNTS. The following permanent difference is primarily attributable to a permanent difference due to a net operating loss and has been reclassified to the accounts in the chart below as of December 31, 2006.

                                           UNDISTRIBUTED NET
                    PAID-IN CAPITAL         INVESTMENT LOSS
                    ---------------        -----------------
                      $(4,041,299)           $   4,041,299

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENTS.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007. The Investment Manager has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
KALMAR POOLED INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Kalmar Pooled Investment Trust (comprised of Kalmar "Growth-with-Value Small Cap Fund) (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods ended December 31, 2002 and December 31, 2003 were audited by other auditors whose report, dated February 11, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 9, 2007

              KALMAR
              POOLED
          INVESTMENT
               TRUST                                             FUND MANAGEMENT
====================                                                 (UNAUDITED)
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information contains additional information about the Trustees and is available without charge, upon request, by calling
(800) 463-6670. The address of each Trustee and officer as it relates to the Trust's business is Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                  TERM OF                                              PORTFOLIOS IN              OTHER
                                 OFFICE AND                                            FUND COMPLEX           TRUSTEESHIPS/
NAME, DOB, AND                 LENGTH OF TIME         PRINCIPAL OCCUPATION(S)           OVERSEEN BY           DIRECTORSHIPS
POSITION(S) WITH TRUST            SERVED(1)             DURING PAST 5 YEARS               TRUSTEE            HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

Wendell Fenton                   Since 1997    Partner, Richards, Layton & Finger            1        None.
Date of Birth: May 1939                        (law firm) since 1971.
Trustee
-----------------------------------------------------------------------------------------------------------------------------------

Nicholas A. Giordano             Since 2000    Consultant, financial services                1        Trustee, WT Mutual Fund;
Date of Birth: March 1943                      organizations since 1997.                              Trustee, Independence Blue
Trustee                                                                                               Cross (insurance); Director,
                                                                                                      Intricon Corp. (producer of
                                                                                                      medical devices); Trustee,
                                                                                                      The RBB Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

David M. Reese, Jr.              Since 1997    Semi-retired since 1996.                      1        None.
Date of Birth: July 1935
Trustee
-----------------------------------------------------------------------------------------------------------------------------------

David D. Wakefield               Since 1997    Private investor since 1997.                  1        Director, Townsends Inc.
Date of Birth: October 1930                                                                           (food products and services).
Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

Ford B. Draper, Jr.(2)           Since 1997    Founder, President, Director, and             1        None.
Date of Birth: May 1942                        Chief Investment Officer of Kalmar
Trustee, Chairman, President,                  Investments since 1982; President,
Principal Accounting Officer                   Kalmar Investment Advisers since 1997.
-----------------------------------------------------------------------------------------------------------------------------------

              KALMAR
              POOLED
          INVESTMENT
               TRUST                                FUND MANAGEMENT -- CONTINUED
====================                                                 (UNAUDITED)
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   NUMBER OF
                                   TERM OF                                                       PORTFOLIOS IN        OTHER
                                  OFFICE AND                                                     FUND COMPLEX     TRUSTEESHIPS/
NAME, DOB, AND                  LENGTH OF TIME          PRINCIPAL OCCUPATION(S)                   OVERSEEN BY     DIRECTORSHIPS
POSITION(S) WITH TRUST             SERVED(1)              DURING PAST 5 YEARS                       TRUSTEE      HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS WHO ARE NOT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

Ford B. Draper, III(3)            Since 2000     Managing Director, Trading and Client                N/A               N/A
Date of Birth: November 1966                     Services, Kalmar Investments since
Vice President                                   1991.
-----------------------------------------------------------------------------------------------------------------------------------

Verna Knowles                     Since 1998     Administration Director, Kalmar Investments          N/A               N/A
Date of Birth: November 1945                     since 1998; Treasurer, Kalmar Investments
Treasurer and Chief Financial                    since 1997; President, Books & Balances Ltd.
Officer                                          (accounting services) since 1988.
-----------------------------------------------------------------------------------------------------------------------------------

Marjorie L. McMenamin             Since 1998     Operations Director, Kalmar Investments since        N/A               N/A
Date of Birth: August 1949                       1992; Operations Director, Kalmar Investment
Secretary                                        Advisers since 1997.
-----------------------------------------------------------------------------------------------------------------------------------

Kimberly R. Portmann              Since 2004     Chief Compliance Officer, Kalmar Investments         N/A               N/A
Date of Birth: January 1967                      since 2004; Mutual Fund Accounting and
Chief Compliance Officer                         Administration Manager, PFPC from
                                                 1996 to 2004.
-----------------------------------------------------------------------------------------------------------------------------------

Diane J. Drake                    Since 2005     Vice President and Associate Counsel, PFPC           N/A               N/A
Date of Birth: July 1967                         since October 2003; Deputy Counsel, Turner
Assistant Secretary                              Investment Partners from 2001 to 2003.
-----------------------------------------------------------------------------------------------------------------------------------

James G. Shaw                     Since 2005     Director and Vice President, PFPC since 2005;        N/A               N/A
Date of Birth: October 1960                      Vice President, PFPC since 1995.
Assistant Treasurer
-----------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Mr. Ford B. Draper, Jr. is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Kalmar Investment Advisers, the Trust's investment adviser.

(3)   Ford B. Draper, III is the son of Ford B. Draper, Jr.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                    OTHER MATTERS (UNAUDITED)
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2005 to June 30, 2006 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website, WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website WWW.SEC.GOV. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to the Trust, informed the Trust on February 10, 2004 that it intended to resign as independent auditors to the Trust, effective upon the Trust engaging replacement independent auditors. On August 16, 2004, the Trust by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche, LLP as the independent registered public accounting firm to audit the Trust's financial statements for the year ending December 31, 2004.

PwC's report on the Trust's financial statements for the fiscal years ended December 31, 2003 and December 31, 2002 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended December 31, 2003 and December 31, 2002 and through August 16, 2004: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Trust's financial statements for such years; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Trust's fiscal year ended December 31, 2003, the Trust did not consult Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said item 304).

             KALMAR
             POOLED
         INVESTMENT
              TRUST                       OTHER MATTERS (UNAUDITED) -- CONTINUED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

4. APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT.

In connection with its review of the renewal of the existing advisory agreement for the Fund, the Board considered, among other factors, the nature, extent and quality of the services provided by the Adviser and the overall fairness of the agreement to the Fund. The Board, and the disinterested Trustees, considered the continuation of the agreement pursuant to a process that concluded at the Board's November 7, 2006 meeting. At the direction of the disinterested Trustees, counsel to the Fund sent a letter to the Adviser requesting information to be provided to the Trustees in advance of their November Board meeting. As a result, the Trustees received written information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the costs of services provided and estimated profits realized by the Adviser and its affiliates, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of advisory fees paid to other registered investment companies, as well as advisory fees paid to the Adviser by other investment companies and institutional clients (vi) the size and qualifications of the Adviser's portfolio management staff, (vii) a description of the investment decision-making process, sources of information and investment strategies, (viii) investment performance, (ix) brokerage selection procedures (including soft dollar arrangements), (x) compliance with the Fund's investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) the Adviser's proxy voting policies and (xii) benefits realized by the Adviser (and its affiliates) from its relationship with the Fund.

The Trustees also received a memorandum from counsel to the Fund describing their duties in connection with advisory contract approvals. The Trustees were aware of the information noted above during their discussions and deliberations. The Board also considered and weighed their accumulated experience in governing the Fund and working with Kalmar on matters relating to the Fund, and was assisted in their deliberations by the advice of the Fund's legal counsel.

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the services performed by the Adviser, the Adviser's Form ADV, the size of the Adviser's staff performing services for the Fund and their qualifications and considered the Adviser's investment philosophy for the Fund. Based on the information provided and the Board's previous experience with the Adviser, the Board concluded that the nature and extent of services provided by the Adviser were appropriate and that the quality of these services was consistent with the industry norms and that the Fund was expected to benefit from the continued provision of the Adviser's services.

The Board also reviewed information on the performance of the Fund along with performance information of relevant securities indicies and a peer group of mutual funds. This information showed that the Fund's performance was within an acceptable range of performance relative to the securities market and other mutual funds with similar investment objectives, strategies and policies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                       OTHER MATTERS (UNAUDITED) -- CONCLUDED
===================
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

The Board also reviewed information on the Fund's advisory fee and expense ratio in comparison to a peer group of mutual funds. This information showed that the Adviser's fee and the Fund's overall expense ratio were within an acceptable range in relation to fees charged by other advisers for managing comparable mutual funds with similar strategies and such other mutual fund's total expense ratio. The Board concluded that the Adviser's fees were reasonable in relation to the nature and quality of the services provided. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the size of the Fund, the quality of services provided, and the Fund's investment performance.

The Board also considered the costs of the services provided by the Adviser and the profits realized by the Adviser from its relationship with the Fund. The Board reviewed the Adviser's cost allocation methodology as well as the Adviser's balance sheet and schedule of revenue, expenses and operating income. Based on this information, the Board concluded that the profits realized by the Adviser were reasonable after considering the entrepreneurial and business risks incurred by the Adviser and the costs of providing investment advisory services to the Fund. In addition, the Board considered the extent to which economies of scale may be realized as the Fund grows and implemented advisory fee breakpoints to reflect economies of scale for the benefit of shareholders at higher asset levels. The Trustees noted that the Fund could reach asset levels at which significant economies of scale would be realized. The Adviser recommended that the Board consider advisory fee breakpoints and distributed information on several competitive funds' breakpoint levels. The Adviser suggested that the Fund and Adviser adopt breakpoints. After discussion and consideration the Board determined that the breakpoints proposed by the Adviser were acceptable. The Board also considered whether the Adviser receives additional compensation or benefits from its relationship with the Fund. The Trustees noted that the Adviser receives little, if any, ancillary benefits from its relationship with the Fund.

The Board also considered the satisfactory result of a regulatory examination during the past year, as well as the Fund's and Adviser's compliance record. The Board concluded that no events had occurred which would cause the Trustees to not approve the Fund's advisory agreement. In addition, the disinterested Trustees met in executive session without the interested Trustee or affiliated persons to discuss and consider the information and deliberate.

Based on all of the information considered and the conclusions reached, the Board approved the Fund's advisory agreement with the Adviser for an additional one-year period ending November 30, 2007. In arriving at their decision the Trustees did not identify any single matter as controlling the Board's analysis, but made their determination in light of all the circumstances.

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

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

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

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM

                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406

                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940

                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153

                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12 - 12/06


ITEM 2.   CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Nicholas A. Giordano and David D. Wakefield) are "independent," as defined by this Item 3.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $20,345 for 2005 and $29,000 for 2006.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,000 for 2005 and $5,125 for 2006.

          The fees billed were for review by the principal accountant of the registrant's Federal and State tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006


 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the Registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the Registrant. The Audit Committee also pre-approves any non-audit services provided by the Registrant's principal accountant to Kalmar Investment Advisers.

 (e)(2)   The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)  0%

                  (c)  100%

                  (d)  0%

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

    (h)   Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.   SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))
          and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

 (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

 (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3)   Not applicable.

    (b)   Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, JR.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              March 1, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ FORD B. DRAPER, JR.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              March 1, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date              March 6, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.